Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation cost recognized and related income tax benefit for stock based compensation plans
The following table summarizes compensation costs recognized for awards granted under the Omnibus Plan and ING Group share-based compensation plan for the periods indicated:

	Years Ended December 31,
	2013 (1)	2012 (2)	2011 (2)
RSUs	$24.2	$24.4	$22.2
RSUs - Deal incentive awards	29.5	—	—
PSU awards	40.6	36.8	29.3
Stock options(2)	0.8	5.2	9.3
Share-based compensation(3)	$95.1	$66.4	$60.8
(1) This table includes compensation costs of $14.9 and $24.5 of ING Group RSUs and LSPP PSU awards, respectively, for the year ended December 31, 2013.
(2) All compensation costs recognized during the period December 31, 2012 and 2011 represent the Company's allocated portion of ING Group share-based compensation plans and ING Group stock option plans.
(3) The Company recognized no income tax benefit due to recognized valuation allowances for all periods presented. See Note 15. Income Taxes to these Consolidated Financial Statements for additional information.

Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of the number of shares authorized for issuance and availability
The following table summarizes the number of Company shares authorized and available for issuance as of December 31, 2013:

(shares in millions)	ING U.S. Omnibus Plan
Authorized for issuance	7.7
Issued and reserved for issuance of outstanding:
RSUs	1.6
RSUs - Deal incentive awards	2.0
PSU awards (1.5 times the number of awards)	1.9
Shares available for issuance	2.2

Schedule of summary of the fair value of awards vested
The following tables summarize the number of awards under the Omnibus Plan and ING Group share-based compensation plans for the periods indicated:

	RSUs			RSUs - Deal Incentive Awards		PSU Awards
(awards in millions)	Number of Awards		Weighted Average Grant Date Fair Value	Number of Awards	Weighted Average Grant Date Fair Value	Number of Awards(1)		Weighted Average Grant Date Fair Value
Outstanding at December 31, 2012	—			—		—		—
Converted at the time of the IPO	1.6		$18.73	—	$—	0.6		$28.06
Granted	—	*	29.79	1.8	19.80	—		—
Vested	—	*	18.98	(0.9)	20.13	—	*	28.06
Forfeited	—	*	18.77	(0.1)	19.50	(0.1)		28.05
Outstanding at December 31, 2013	1.6		$19.15	0.8	19.50	0.5		28.06

Awards expected to vest as of December 31, 2013	1.6		19.15	0.8	19.50	0.5		28.06

Unrecognized compensation cost	$22.4			$4.0		$4.8
Expected remaining weighted-average period of expense recognition (in years)			1.96		0.06			0.24

(1)
Based upon performance through December 31, 2013, recipients of performance awards would be entitled to 0.8 shares at the vesting date. The performance awards are included in the preceding table as if the participants earn shares equal to 100% of the units granted.

* Less than 0.1.

ING Group Share-based Compensation Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of summary of the fair value of awards vested
The total fair value of shares vested for the year ended December 31, 2013 were $0.1, $17.9 and $0.3 for RSUs, RSUs - Deal Incentive Awards, and PSU awards, respectively.

ING Group Awards Outstanding
(awards in millions)	Stock Options	RSUs	PSU Awards
Year ended December 31, 2013	16.3	3.2	2.5
Year ended December 31, 2012	19.7	6.1	8.5
Year ended December 31, 2011	23.8	6.1	6.8

2013 Unrecognized compensation cost	$—	$5.6	$8.8
2013 Expected remaining weighted-average period of expense recognition (in years)	0	0.98	0.28